Transactions and Balances with Related Parties (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of Related Party Transactions	Transactions with SUN Corporation B.

	Year Ended December 31,
	2023	2022	2021
Revenues	4,061	3,586	3,678
Balances with SUN Corporation

	December 31, 2023	December 31, 2022
Trade receivables	345	122